Consolidated Statements of Operations and Comprehensive Loss - Schedule of Share-Based Payments (Details) - 2016 Plan [Member]		12 Months Ended
		Dec. 31, 2024 € / shares	Dec. 31, 2024 € / shares $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 € / shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Options [Member]
Share-Based Payments [Line Items]
Options, Balance		888,632	888,632	888,632	888,632
Options, Exercised
Options, Balance		888,632	888,632	888,632	888,632
Options, Exercisable		888,632	888,632	888,632	888,632	888,632	888,632
WAEP [Member] | Top of range [member]
Share-Based Payments [Line Items]
WAEP, Balance | $ / shares	[1]		$ 1.86		$ 1.86
WAEP, Exercised | $ / shares
WAEP, Balance | $ / shares	[1]		$ 1.86		$ 1.86
WAEP, Exercisable | $ / shares	[1]					$ 1.86	$ 1.86
WAEP [Member] | Bottom of range [member]
Share-Based Payments [Line Items]
WAEP, Balance | € / shares	[1]	€ 1.68		€ 1.74
WAEP, Exercised | € / shares
WAEP, Balance | € / shares	[1]	1.79		1.68
WAEP, Exercisable | € / shares	[1]	€ 1.79	$ 1.79	€ 1.68	$ 1.68

[1]	Conversion rates used for one €: December 31,2024 $0.9626, average rate 2024 $0.9242, December 31,2023 $0.9050, average rate 2023 $0.9246